Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting:
PMI’s subsidiaries and affiliates are engaged in the manufacture and sale of cigarettes and other tobacco products in markets outside of the United States of America. Reportable segments for PMI are organized and managed by geographic region. PMI’s reportable segments are European Union; Eastern Europe, Middle East & Africa; Asia, and Latin America & Canada. PMI records net revenues and operating companies income to its segments based upon the geographic area in which the customer resides.
PMI’s management evaluates segment performance and allocates resources based on operating companies income, which PMI defines as operating income, excluding general corporate expenses and amortization of intangibles, plus equity (income)/loss in unconsolidated subsidiaries, net. Interest expense, net, and provision for income taxes are centrally managed; accordingly, such items are not presented by segment since they are excluded from the measure of segment profitability reviewed by management. Information about total assets by segment is not disclosed because such information is not reported to or used by PMI’s chief operating decision maker. Segment goodwill and other intangible assets, net, are disclosed in Note 3. Goodwill and Other Intangible Assets, net. The accounting policies of the segments are the same as those described in Note 2. Summary of Significant Accounting Policies.
Segment data were as follows:

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Net revenues:
European Union	$28,303	$27,338	$29,768
Eastern Europe, Middle East & Africa	20,695	19,272	17,452
Asia	20,987	21,071	19,590
Latin America & Canada	10,044	9,712	9,536
Net revenues(1)	$80,029	$77,393	$76,346
Earnings before income taxes:
Operating companies income:
European Union	$4,238	$4,187	$4,560
Eastern Europe, Middle East & Africa	3,779	3,726	3,229
Asia	4,622	5,197	4,836
Latin America & Canada	1,134	1,043	988
Amortization of intangibles	(93)	(97)	(98)
General corporate expenses	(187)	(210)	(183)
Less:
Equity (income)/loss in unconsolidated subsidiaries, net	22	17	10
Operating income	13,515	13,863	13,342
Interest expense, net	(973)	(859)	(800)
Earnings before income taxes	$12,542	$13,004	$12,542

(1) Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.8 billion, $7.7 billion and $8.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

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	For the Years Ended December 31,
(in millions)	2013	2012	2011
Depreciation expense:
European Union	$190	$181	$210
Eastern Europe, Middle East & Africa	227	211	227
Asia	277	315	358
Latin America & Canada	85	84	90
	779	791	885
Other	10	10	10
Total depreciation expense	$789	$801	$895
Capital expenditures:
European Union	$480	$391	$382
Eastern Europe, Middle East & Africa	247	197	133
Asia	317	277	208
Latin America & Canada	156	127	140
	1,200	992	863
Other	—	64	34
Total capital expenditures	$1,200	$1,056	$897

	At December 31,
(in millions)	2013	2012	2011
Long-lived assets:
European Union	$3,403	$3,065	$2,938
Eastern Europe, Middle East & Africa	1,265	1,215	1,094
Asia	1,758	1,824	1,681
Latin America & Canada	759	719	678
	7,185	6,823	6,391
Other	208	139	146
Total long-lived assets	$7,393	$6,962	$6,537

Long-lived assets consist of non-current assets other than goodwill; other intangible assets, net; deferred tax assets, and investments in unconsolidated subsidiaries. PMI’s largest market in terms of long-lived assets is Switzerland. Total long-lived assets located in Switzerland, which is reflected in the European Union segment above, were $1.1 billion, $1.1 billion and $1.0 billion at December 31, 2013, 2012 and 2011, respectively.
Items affecting the comparability of results from operations were as follows:

•	Asset Impairment and Exit Costs - See Note 5. Asset Impairment and Exit Costs for a breakdown of asset impairment and exit costs by segment.

•	Acquisitions and Other Business Arrangements - For further details, see Note 6. Acquisitions and Other Business Arrangements.